Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments received (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 21,346	£ 21,609
Documentary credits and other short-term trade related transactions	1,584	1,086
Standby facilities, credit lines and other commitments	344,127	331,963
Total off-balance sheet	367,057	354,658
Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	25,870	26,711
Other commitments received	455	92
Total off-balance sheet commitments received	26,325	26,803
On demand
Disclosure of contingent liabilities [line items]
Contingent liabilities	21,207	21,307
Documentary credits and other short-term trade related transactions	1,582	1,084
Standby facilities, credit lines and other commitments	344,055	330,499
Total off-balance sheet	366,844	352,890
On demand | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	25,613	26,368
Other commitments received	455	92
Total off-balance sheet commitments received	26,068	26,460
Not more than three months
Disclosure of contingent liabilities [line items]
Contingent liabilities	135	213
Documentary credits and other short-term trade related transactions	2	1
Standby facilities, credit lines and other commitments	0	564
Total off-balance sheet	137	778
Not more than three months | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	31	86
Other commitments received	0	0
Total off-balance sheet commitments received	31	86
Over three months but not more than six months
Disclosure of contingent liabilities [line items]
Contingent liabilities	4	57
Documentary credits and other short-term trade related transactions	0	1
Standby facilities, credit lines and other commitments	0	93
Total off-balance sheet	4	151
Over three months but not more than six months | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	21	37
Other commitments received	0	0
Total off-balance sheet commitments received	21	37
Over six months but not more than nine months
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	6
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	123
Total off-balance sheet	0	129
Over six months but not more than nine months | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	10	68
Other commitments received	0	0
Total off-balance sheet commitments received	10	68
Over nine months but not more than one year
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	1
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	95
Total off-balance sheet	0	96
Over nine months but not more than one year | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	12	8
Other commitments received	0	0
Total off-balance sheet commitments received	12	8
One to two year
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	25
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	72	160
Total off-balance sheet	72	185
One to two year | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	4	18
Other commitments received	0	0
Total off-balance sheet commitments received	4	18
Two to three year
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	199
Total off-balance sheet	0	199
Two to three year | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	12	14
Other commitments received	0	0
Total off-balance sheet commitments received	12	14
Over three years but not more than five years
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	202
Total off-balance sheet	0	202
Over three years but not more than five years | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	83	47
Other commitments received	0	0
Total off-balance sheet commitments received	83	47
Over five years but not more than ten years
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	21
Total off-balance sheet	0	21
Over five years but not more than ten years | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	65	40
Other commitments received	0	0
Total off-balance sheet commitments received	65	40
Over ten years
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	7
Total off-balance sheet	0	7
Over ten years | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	19	25
Other commitments received	0	0
Total off-balance sheet commitments received	£ 19	£ 25